UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

May 31, 2010
unaudited
Common stocks — 90.42%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.69%
Microsoft Corp.	179,630,100	$4,634,457
Oracle Corp.	185,049,376	4,176,564
Google Inc., Class A1	8,452,700	4,101,081
Apple Inc.1	11,165,000	2,871,191
Cisco Systems, Inc.1	99,870,000	2,312,989
Corning Inc.2	88,230,000	1,537,849
Hewlett-Packard Co.	24,965,000	1,148,640
Yahoo! Inc.1,2	70,788,700	1,085,899
EMC Corp.1	50,726,123	944,520
QUALCOMM Inc.	25,096,694	892,438
International Business Machines Corp.	6,610,000	827,969
Intel Corp.	32,251,800	690,834
Texas Instruments Inc.	24,924,000	608,644
SAP AG1	11,210,000	485,417
SAP AG (ADR)1	2,715,000	115,197
Linear Technology Corp.2	19,850,000	555,006
Intuit Inc.1	13,465,000	481,239
Xilinx, Inc.2	17,155,300	419,447
Automatic Data Processing, Inc.	9,695,000	396,332
Accenture PLC, Class A	9,650,000	362,068
Paychex, Inc.	12,228,900	349,013
KLA-Tencor Corp.2	10,940,000	336,624
Juniper Networks, Inc.1	10,000,000	266,200
Flextronics International Ltd.1	37,405,464	245,380
McAfee, Inc.1	7,125,000	226,575
Tyco Electronics Ltd.	7,363,000	212,202
Canon, Inc.	4,930,000	202,610
Samsung Electronics Co. Ltd.	304,200	196,386
Akamai Technologies, Inc.1	4,835,000	192,046
Nokia Corp. (ADR)	13,089,474	132,466
Nokia Corp.	2,500,000	25,723
Analog Devices, Inc.	5,000,000	145,850
Fidelity National Information Services, Inc.	4,494,400	123,686
ASML Holding NV (New York registered)	2,977,778	84,152
ASML Holding NV	1,130,000	32,727
Quanta Computer Inc.	47,524,258	86,516
Maxim Integrated Products, Inc.	4,470,000	79,387
Redecard SA, ordinary nominative	4,364,500	65,902
Rohm Co., Ltd.	1,005,000	63,857
Lender Processing Services, Inc.	1,550,000	52,607
Comverse Technology, Inc.1	6,000,000	51,240
National Instruments Corp.	1,573,340	50,646
Microchip Technology Inc.	1,818,000	50,631
Hirose Electric Co., Ltd.	489,700	46,377
Motorola, Inc.1	5,725,000	39,216
Advanced Micro Devices, Inc.1	3,800,000	32,566
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,338,859	32,554
Applied Materials, Inc.	1,560,000	20,140
Monster Worldwide, Inc.1	1,114,500	16,483
Western Union Co.	890,000	14,204
HTC Corp.	947,000	12,885
ProAct Holdings, LLC1,3,4	6,500,000	—
		32,134,632

CONSUMER DISCRETIONARY — 11.48%
Time Warner Inc.	45,674,667	1,415,458
Home Depot, Inc.	40,601,000	1,374,750
News Corp., Class A	93,860,800	1,238,963
Comcast Corp., Class A	43,615,000	788,995
Comcast Corp., Class A, special nonvoting shares	26,000,000	447,720
McDonald’s Corp.	18,088,000	1,209,545
Time Warner Cable Inc.	16,326,935	893,573
DIRECTV, Class A1	23,250,000	876,292
NIKE, Inc., Class B	11,983,501	867,366
Johnson Controls, Inc.	27,079,900	772,589
Target Corp.	12,865,000	701,528
Lowe’s Companies, Inc.	28,279,800	699,925
Amazon.com, Inc.1	5,245,000	658,038
YUM! Brands, Inc.	14,431,000	590,949
Carnival Corp., units	15,550,000	563,376
Best Buy Co., Inc.	9,956,875	420,678
Las Vegas Sands Corp.1	16,717,500	392,527
Starbucks Corp.	14,000,000	362,460
Marriott International, Inc., Class A	8,381,109	280,348
Staples, Inc.	11,647,000	250,643
Darden Restaurants, Inc.	5,500,000	235,950
CarMax, Inc.1	9,185,000	199,590
NVR, Inc.1	285,000	195,305
Wynn Resorts, Ltd.	2,185,000	183,278
Shaw Communications Inc., Class B, nonvoting	9,500,000	173,470
Nikon Corp.	6,856,000	132,117
Harman International Industries, Inc.1,2	3,772,000	121,836
Magna International Inc., Class A	1,785,000	120,470
AutoNation, Inc.1	6,000,000	120,180
DreamWorks Animation SKG, Inc., Class A1	3,900,000	115,791
Strayer Education, Inc.	429,000	102,960
Li & Fung Ltd.	23,293,000	101,113
Toyota Motor Corp.	2,730,000	98,265
Harley-Davidson, Inc.	3,109,500	93,938
Brinker International, Inc.	3,750,000	66,675
Chipotle Mexican Grill, Inc.1	400,000	56,912
Kohl’s Corp.1	900,000	45,675
D.R. Horton, Inc.	3,580,000	43,640
		17,012,888

HEALTH CARE — 10.69%
Medtronic, Inc.	41,525,000	1,626,950
Teva Pharmaceutical Industries Ltd. (ADR)	26,989,307	1,479,554
Merck & Co., Inc.	42,528,825	1,432,796
Roche Holding AG	7,180,000	985,910
Gilead Sciences, Inc.1	27,120,000	974,150
Eli Lilly and Co.	20,340,000	666,949
UnitedHealth Group Inc.	21,756,000	632,447
St. Jude Medical, Inc.1,2	16,425,000	613,310
Intuitive Surgical, Inc.1	1,855,100	598,771
Stryker Corp.	11,125,000	589,959
Amgen Inc.1	10,078,900	521,885
Biogen Idec Inc.1	10,760,000	510,347
Aetna Inc.	14,820,000	432,151
Vertex Pharmaceuticals Inc.1,2	12,405,175	429,095
Abbott Laboratories	8,702,000	413,867
Novartis AG	9,000,000	408,825
Hospira, Inc.1	7,250,000	377,435
Allergan, Inc.	5,940,000	357,529
Novo Nordisk A/S, Class B	4,027,400	311,121
McKesson Corp.	3,900,000	273,000
Boston Scientific Corp.1	45,007,131	272,293
Baxter International Inc.	6,300,000	266,049
Johnson & Johnson	4,550,000	265,265
Zimmer Holdings, Inc.1	4,245,900	237,473
Celgene Corp.1	4,469,458	235,809
ResMed Inc.1	3,640,500	228,951
Covidien PLC	4,910,475	208,155
Covance Inc.1	3,150,000	166,194
Hologic, Inc.1	7,095,000	105,715
Thoratec Corp.1	2,273,000	99,717
Thermo Fisher Scientific Inc.1	1,900,000	98,914
Nobel Biocare Holding AG	1,300,302	24,470
Fresenius SE1	1,176,253	155
		15,845,211

FINANCIALS — 10.06%
JPMorgan Chase & Co.	43,975,000	1,740,531
Bank of America Corp.	93,659,655	1,474,203
Wells Fargo & Co.	50,278,800	1,442,499
Bank of New York Mellon Corp.	32,058,100	871,980
Berkshire Hathaway Inc., Class A1	6,330	670,410
Goldman Sachs Group, Inc.	4,500,000	649,170
Banco Bradesco SA, preferred nominative (ADR)	38,244,571	624,916
Citigroup Inc.1	156,026,924	617,867
PNC Financial Services Group, Inc.	8,463,602	531,091
Northern Trust Corp.	9,801,000	497,989
CME Group Inc., Class A	1,450,000	459,143
Industrial and Commercial Bank of China Ltd., Class H	617,493,000	457,584
IntercontinentalExchange, Inc.1	3,650,000	423,875
Aon Corp.	10,015,742	395,321
State Street Corp.	8,184,700	312,410
Morgan Stanley	10,000,000	271,100
Housing Development Finance Corp. Ltd.	4,480,000	269,559
UBS AG1	19,754,666	265,447
Fifth Third Bancorp	20,000,000	259,800
ACE Ltd.	4,865,000	239,163
Moody’s Corp.	11,577,700	237,343
Marsh & McLennan Companies, Inc.	10,500,000	229,005
Credit Suisse Group AG	5,645,000	219,304
New York Community Bancorp, Inc.	12,000,000	192,600
Discover Financial Services	12,011,000	161,548
People’s United Financial, Inc.	11,130,000	155,486
Onex Corp.	5,200,000	132,692
Banco Santander, SA	12,675,000	129,715
Jefferies Group, Inc.	5,000,000	116,650
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,064,300	111,644
AMP Ltd.	22,054,313	103,940
American Express Co.	2,500,000	99,675
Franklin Resources, Inc.	1,000,000	98,090
Zions Bancorporation	3,200,000	76,640
BOK Financial Corp.	1,250,000	63,187
Genworth Financial, Inc., Class A1	3,996,700	62,309
City National Corp.	1,066,475	61,514
AXIS Capital Holdings Ltd.	2,000,000	60,800
First Horizon National Corp.1	4,058,242	50,525
Willis Group Holdings PLC	1,210,000	37,050
Marshall & Ilsley Corp.	1,515,430	12,351
Deutsche Bank AG	200,000	11,898
Bank of Ireland1	10,000,000	8,789
Washington Mutual, Inc.1	24,571,428	2,998
		14,909,811

ENERGY — 9.00%
Suncor Energy Inc. (CAD denominated)	46,610,366	1,445,593
Suncor Energy Inc.	5,360,000	163,266
Schlumberger Ltd.	24,515,000	1,376,517
Apache Corp.	12,985,000	1,162,677
Occidental Petroleum Corp.	11,830,000	976,093
EOG Resources, Inc.	8,825,237	925,238
Devon Energy Corp.	14,224,600	908,241
Canadian Natural Resources, Ltd.	23,890,000	849,225
Baker Hughes Inc.	17,784,813	678,313
Cameco Corp.	10,257,000	250,681
Cameco Corp. (CAD denominated)	6,842,300	168,135
Noble Energy, Inc.	6,859,000	408,042
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	10,430,200	371,524
Nexen Inc.	16,278,687	365,063
CONSOL Energy Inc.	9,856,400	359,561
FMC Technologies, Inc.1	6,000,000	348,900
Tenaris SA (ADR)	9,200,000	341,504
Diamond Offshore Drilling, Inc.	4,900,000	309,190
Murphy Oil Corp.	4,318,000	230,495
Pioneer Natural Resources Co.	3,605,000	229,638
BG Group PLC4	14,450,000	222,189
ConocoPhillips	3,982,100	206,512
Chevron Corp.	2,450,000	180,981
Imperial Oil Ltd.	4,522,754	174,799
Exxon Mobil Corp.	1,900,000	114,874
Peabody Energy Corp.	2,830,000	110,257
Saipem SpA, Class S	3,200,000	100,507
Core Laboratories NV	600,000	81,588
Arch Coal, Inc.	2,795,289	60,238
Hess Corp.	1,080,000	57,456
Patriot Coal Corp.1	3,316,000	55,278
Transocean Ltd.1	898,777	51,023
Marathon Oil Corp.	1,330,000	41,350
OAO Gazprom (ADR)4	296,000	6,062
		13,331,010

MATERIALS — 7.61%
Barrick Gold Corp.	44,373,874	1,867,253
Syngenta AG2	4,750,000	1,055,419
Freeport-McMoRan Copper & Gold Inc.	13,799,600	966,662
Newmont Mining Corp.	17,648,000	949,815
Praxair, Inc.	11,200,502	869,159
CRH PLC	32,389,332	716,692
Rio Tinto PLC4	15,197,859	703,630
ArcelorMittal	19,047,000	582,903
BHP Billiton PLC (ADR)	7,885,000	432,808
BHP Billiton PLC4	3,500,000	96,716
Monsanto Co.	9,505,000	483,519
Potash Corp. of Saskatchewan Inc.	3,600,000	357,084
United States Steel Corp.2	7,232,200	341,432
Sigma-Aldrich Corp.2	6,155,000	327,938
Cliffs Natural Resources Inc.	5,424,000	302,985
Xstrata PLC4	19,000,000	278,964
Nucor Corp.	5,800,000	249,690
Vale SA, ordinary nominative (ADR)	8,000,000	217,520
Vale SA, Class A, preferred nominative (ADR)	300,000	6,915
Alcoa Inc.	9,300,000	108,252
Air Products and Chemicals, Inc.	1,550,561	107,082
Ecolab Inc.	2,188,070	103,342
Vulcan Materials Co.	1,374,631	69,391
AK Steel Holding Corp.	1,940,881	29,036
Kuraray Co., Ltd.	2,290,000	28,397
Akzo Nobel NV	412,000	21,145
		11,273,749

INDUSTRIALS — 7.21%
Union Pacific Corp.	23,167,200	1,654,833
United Parcel Service, Inc., Class B	16,540,000	1,038,050
Boeing Co.	14,050,000	901,729
General Dynamics Corp.	12,481,400	847,487
CSX Corp.	14,913,710	779,241
United Technologies Corp.	10,937,261	736,953
Norfolk Southern Corp.	9,335,900	527,105
Lockheed Martin Corp.	6,430,000	513,886
First Solar, Inc.1	4,229,800	475,260
Southwest Airlines Co.	33,889,000	421,579
Precision Castparts Corp.	3,315,000	386,860
Stericycle, Inc.1,2	4,239,000	248,490
Iron Mountain Inc.	10,040,000	246,181
General Electric Co.	15,000,000	245,250
Caterpillar Inc.	4,000,000	243,040
Tyco International Ltd.	6,363,000	230,277
Northrop Grumman Corp.	3,182,000	192,479
URS Corp.1	4,020,000	179,212
Roper Industries, Inc.	3,000,000	174,060
Continental Airlines, Inc., Class B1	6,885,000	145,273
KBR, Inc.	6,575,289	144,525
AMR Corp.1,2	16,950,000	130,007
Joy Global Inc.	2,238,600	114,169
3M Co.	881,900	69,943
Robert Half International Inc.	1,044,310	26,411
		10,672,300

CONSUMER STAPLES — 5.95%
Philip Morris International Inc.	32,597,034	1,438,181
CVS/Caremark Corp.	31,810,000	1,101,580
PepsiCo, Inc.	13,225,000	831,720
Coca-Cola Co.	14,555,000	748,127
Colgate-Palmolive Co.	8,464,400	660,985
Avon Products, Inc.	21,225,000	562,250
Costco Wholesale Corp.	9,310,000	542,307
Walgreen Co.	11,690,000	374,548
Altria Group, Inc.	16,336,700	331,472
Estée Lauder Companies Inc., Class A	5,039,000	293,623
Kerry Group PLC, Class A2	8,965,824	248,837
Anheuser-Busch InBev NV	4,875,000	235,429
Molson Coors Brewing Co., Class B	5,370,011	220,385
Procter & Gamble Co.	3,060,000	186,935
Pernod Ricard SA	1,949,657	148,165
Sysco Corp.	4,450,000	132,654
British American Tobacco PLC4	4,250,000	125,928
Diageo PLC4	7,750,000	118,981
Shoppers Drug Mart Corp.	3,340,800	113,496
Clorox Co.	1,788,595	112,360
L’Oréal SA	1,010,000	94,820
General Mills, Inc.	1,235,000	87,969
Whole Foods Market, Inc.1	2,159,600	87,313
Wal-Mart Stores, Inc.	415,000	20,982
		8,819,047

TELECOMMUNICATION SERVICES — 1.12%
América Móvil, SAB de CV, Series L (ADR)	18,382,028	870,205
SOFTBANK CORP.	8,543,300	204,477
Qwest Communications International Inc.	37,650,000	197,286
Vodafone Group PLC4	75,000,000	150,868
Telefónica, SA	6,735,000	128,868
Telephone and Data Systems, Inc., special common shares	2,303,100	66,445
Sprint Nextel Corp., Series 11	9,195,000	47,170
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		1,665,319

UTILITIES — 0.65%
Edison International	9,750,000	315,510
NRG Energy, Inc.1	9,300,000	217,155
Allegheny Energy, Inc.	8,450,000	172,887
Exelon Corp.	4,100,000	158,260
RRI Energy, Inc.1	17,302,000	76,475
Dynegy Inc.1	3,802,000	19,884
		960,171

MISCELLANEOUS — 4.96%
Other common stocks in initial period of acquisition		7,346,897

Total common stocks (cost: $126,396,802,000)		133,971,035

		Value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	$381

Total preferred stocks (cost: $21,000,000)		381

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,4	2,857,142	—

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		2,600

Total rights & warrants (cost: $38,243,000)		2,600

Convertible securities — 0.05%

FINANCIALS — 0.03%
SLM Corp., Series C, 7.25% convertible preferred 2010	77,600	46,851

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	99,040	14,318

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		8,410

Total convertible securities (cost: $46,220,000)		69,579

	Principal amount
Bonds & notes — 0.07%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.05%
Federal Home Loan Bank 0.27% 2010	$75,000	74,983

CONSUMER DISCRETIONARY — 0.01%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	20,597
MGM MIRAGE 13.00% 2013	4,125	4,723
		25,320

TELECOMMUNICATION SERVICES — 0.01%
MetroPCS Wireless, Inc. 9.25% 2014	8,370	8,579

Total bonds & notes (cost: $103,070,000)		108,882

	Principal amount	Value
Short-term securities — 9.38%	(000)	(000)

Fannie Mae 0.16%–0.54% due 6/2/2010–5/3/2011	$5,368,030	$5,361,408
Freddie Mac 0.16%–0.41% due 6/14/2010–1/10/2011	3,503,455	3,501,532
U.S. Treasury Bills 0.133%–0.405% due 6/3–11/18/2010	2,180,900	2,180,064
Federal Home Loan Bank 0.178%–0.41% due 6/11/2010–3/15/2011	706,720	706,237
Federal Farm Credit Banks 0.29%–0.50% due 9/1/2010–5/12/2011	485,000	484,267
General Electric Co. 0.19% due 6/1/2010	127,600	127,599
General Electric Capital Services, Inc. 0.20%–0.35% due 6/2–8/18/2010	228,800	228,743
Straight-A Funding LLC 0.21%–0.40% due 6/7–8/16/20105	257,801	257,751
Johnson & Johnson 0.22%–0.28% due 7/19–8/16/20105	253,000	252,916
AT&T Inc. 0.20%–0.21% due 6/9–6/25/20105	166,500	166,482
E.I. duPont de Nemours and Co. 0.35%–0.43% due 6/15–6/29/20105	130,000	129,981
JPMorgan Chase & Co. 0.23%–0.25% due 7/8–7/14/2010	76,435	76,406
Jupiter Securitization Co., LLC 0.35%–0.40% due 7/14–8/17/20105	47,100	47,060
Procter & Gamble International Funding S.C.A. 0.19%–0.23% due 6/4–7/7/20105	107,700	107,687
Coca-Cola Co. 0.22%–0.24% due 7/14–7/20/20105	70,000	69,980
Merck & Co. Inc. 0.23% due 7/23/20105	50,000	49,987
NetJets Inc. 0.25% due 7/12/20105	50,000	49,985
Private Export Funding Corp. 0.22% due 7/1/20105	49,000	48,991
Hewlett-Packard Co. 0.21% due 6/1/20105	37,000	37,000

Total short-term securities (cost: $13,880,220,000)		13,884,076

Total investment securities (cost: $140,485,555,000)		148,036,553
Other assets less liabilities		120,978

Net assets		$148,157,531

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	$21,000	$381	.00%
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
ProAct Holdings, LLC	1/4/2005	162	—	.00

Total restricted securities		$21,162	$381	.00%

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $1,720,711,000, which represented 1.16% of the net assets of the fund. This amount includes $1,720,330,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,217,820,000, which represented .82% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended May 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 5/31/10 (000)

Corning Inc.	77,858,846	10,371,154	—	88,230,000	$12,226	$1,537,849
Yahoo! Inc.	84,601,100	250,000	14,062,400	70,788,700	—	1,085,899
Syngenta AG	4,540,000	210,000	—	4,750,000	22,639	1,055,419
St. Jude Medical, Inc.	11,345,000	7,080,000	2,000,000	16,425,000	—	613,310
Linear Technology Corp.	19,850,000	—	—	19,850,000	13,498	555,006
Vertex Pharmaceuticals Inc.	11,253,000	1,152,175	—	12,405,175	—	429,095
Xilinx, Inc.	17,400,000	—	244,700	17,155,300	8,235	419,447
United States Steel Corp.	3,503,200	3,729,000	—	7,232,200	862	341,432
KLA-Tencor Corp.	12,940,000	—	2,000,000	10,940,000	5,523	336,624
Sigma-Aldrich Corp.	6,155,000	—	—	6,155,000	2,862	327,938
Kerry Group PLC, ClassA	8,965,824	—	—	8,965,824	3,137	248,837
Stericycle, Inc.*	—	4,239,000	—	4,239,000	—	248,490
AMR Corp.	3,500,000	13,450,000	—	16,950,000	—	130,007
Harman International Industries, Inc.	4,277,800	—	505,800	3,772,000	—	121,836
Avon Products, Inc.†	21,875,000	2,100,000	2,750,000	21,225,000	13,344	—
Baker Hughes Inc.†	14,116,178	6,068,635	2,400,000	17,784,813	7,374	—
BJ Services Co.†	14,641,200	8,102,000	22,743,200	—	810	—
CONSOL Energy Inc.†	3,456,400	6,675,700	275,700	9,856,400	2,325	—
CONSOL Energy Inc.†	7,400,000	—	7,400,000	—	740	—
Intuit Inc.†	20,800,000	—	7,335,000	13,465,000	—	—
Johnson Controls, Inc.†	30,792,800	—	3,712,900	27,079,900	11,879	—
Johnson Controls, Inc. 11.50%
convertible preferred 2012, units†	99,040	—	—	99,040	427	—
Paychex, Inc.†	20,241,400	—	8,012,500	12,228,900	14,694	—
Qwest Communications International Inc.†	96,418,000	—	58,768,000	37,650,000	29,377	—
Smith International, Inc.†	10,857,098	1,840,000	12,697,098	—	2,826	—
Time Warner Cable Inc.†	16,202,120	1,950,000	1,825,185	16,326,935	13,792	—
Trimble Navigation Ltd.†	6,047,200	—	6,047,200	—	—	—
					$166,570	$7,451,189
*This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2009; it was not publicly disclosed.
†Unaffiliated issuer at 5/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks
Information technology	$32,134,632	$—		$—	$32,134,632
Consumer discretionary	17,012,888	—		—	17,012,888
Health care	15,845,211	—		—	15,845,211
Financials	14,909,811	—		—	14,909,811
Energy	13,102,759	228,251	*	—	13,331,010
Materials	10,194,439	1,079,310	*	—	11,273,749
Industrials	10,672,300	—		—	10,672,300
Consumer staples	8,574,138	244,909	*	—	8,819,047
Telecommunication services	1,514,451	150,868	*	—	1,665,319
Utilities	960,171	—		—	960,171
Miscellaneous	7,329,905	16,992	*	—	7,346,897
Preferred stocks	—	—		381	381
Rights & warrants	2,600	—		—	2,600
Convertible securities	46,851	22,728		—	69,579
Bonds & notes	—	108,882		—	108,882
Short-term securities	—	13,884,076		—	13,884,076
Total	$132,300,156	$15,736,016		$381	$148,036,553

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2010 (dollars in thousands):

	Beginning value	Net unrealized		Ending value
	at 9/1/2009	appreciation	Net sales	at 5/31/2010

Investment securities	$847	$20,539	$(21,005)	$381

Net unrealized depreciation during the period on Level 3 investment securities held at May 31, 2010 (dollars in thousands):				$(68)

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,720,330,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,751,597
Gross unrealized depreciation on investment securities	(10,750,342)
Net unrealized appreciation on investment securities	7,001,255
Cost of investment securities for federal income tax purposes	141,035,298

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0710O-S25520

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2010